Consolidated Balance Sheets (Parentheticals) - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.000625	$ 0.000625
Ordinary share, shares authorized	[1]	160,000,000	160,000,000
Ordinary share, shares issued	[1]	14,466,667	9,150,000
Ordinary share, shares outstanding	[1]	14,466,667	9,150,000

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.